Deferred income tax assets and liabilities, net- Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	€ 59	€ 6,090
Deferred tax liabilities	(726)	(3,661)
Total gross, deferred tax assets	18,924	13,002
Total gross, deferred tax liabilities	(19,591)	(10,574)
Netting of deferred tax assets	(18,865)	(6,912)
Netting of deferred tax liabilities	18,865	6,912
Total net, deferred tax assets	59	6,090
Total net, deferred tax liabilities	(726)	(3,661)
Deferred income tax liabilities, net	(726)	(3,661)
Non-current portion of (gross) deferred tax assets	15,835	11,068
Non-current portion of (gross) deferred tax liabilities	(18,953)	(10,341)
Unused tax loss carryforwards for which no deferred tax asset recognized	119	131	€ 19,014
Intangible assets and goodwill
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	239	291
Deferred tax liabilities	(4,277)	(4,277)
Property and equipment
Reconciliation of deferred tax assets and liabilities
Deferred tax liabilities	(238)	(75)
Receivables
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	615	230
Right-of-Use asset, contract asset and other assets
Reconciliation of deferred tax assets and liabilities
Deferred tax liabilities	(15,076)	(6,112)
Lease liabilities, contract liabilities and other liabilities
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	15,664	6,263
Deferred tax liabilities		(3)
Provisions
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	525	172
Deferred tax liabilities		(107)
Tax loss carryforwards
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	1,881	6,046
Interest carry forward
Reconciliation of deferred tax assets and liabilities
Deductible temporary differences for which no deferred tax asset is recognised	€ 0	€ 0